RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
13. RELATED PARTY TRANSACTIONS AND BALANCES

Related party transactions are measured at the estimated fair values of the services provided or goods received. Related party transactions not disclosed elsewhere in these financial consolidated statements are as follows:

a) Key management personnel

The Company has identified its directors and certain senior officers of the Company, who have the authority and responsibility for planning, directing and controlling the activities of the Company, as key management personnel. The remuneration of directors and officers for the years ended was as follows:

	2018	2017	2016

Salaries, bonuses, fees and benefits
Members of the Board of Directors	$191,575	$72,019	$64,359
Other members of key management	55,071	34,581	27,531

Share-based payments
Members of the Board of Directors	400,000	-	-
Other members of key management	72,000	-	-
	$718,646	$106,600	$91,890

b) Amounts due to/from relates parties

In the normal course of operations the Company transacts with companies with directors or officers in common.

At January 31, 2018, and January 31, 2017, the following amounts are payable to related parties:

	January 31, 2018	January 31, 2017
Directors	29,250	$88,500
Oniva International Services Corp.	10,615	19,654
Sampson Engineering Inc.	-	918
Intermark Capital Corp.	-	5,250
	$39,865	$114,322

The amounts included above are unsecured, non-interest bearing with no fixed terms of repayment.

c) Other related party transactions

The Company has a cost-sharing agreement to reimburse Oniva International Services Corp. (“Oniva”), as described in Note 15. The transactions with Oniva during the year are summarized below:

	2018	2017	2016
Salaries and benefits	$105,344	$91,346	$72,747
Office and miscellaneous	66,663	38,260	24,176

	$172,007	$129,606	$96,923

Salaries and benefits above includes $35,071 (2017 - $34,581) for key management personnel compensation that has been included in Note 13(a).